34. Finance debt (Details 4) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DisclosureFinanceDebtLineItems [Line Items]
Principal	$ 55,132	$ 65,284
Interest	38,953	43,859
Total	94,085	$ 109,143
2021 [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal	3,522
Interest	2,436
Total	5,958
2022 [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal	3,395
Interest	2,346
Total	5,741
2023 [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal	5,807
Interest	2,188
Total	7,995
2024 [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal	6,230
Interest	2,037
Total	8,267
2025 [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal	6,347
Interest	1,827
Total	8,174
2026 and thereafter [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal	29,831
Interest	28,119
Total	$ 57,950